Warrants - Fair value of warrant liabilities (Details) - Private warrants - USD ($) $ in Thousands	3 Months Ended	4 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Financing Receivable, Impaired [Line Items]
Warrants liability as at December 31, 2021	$ 3,126	$ 12,501
Increase in fair value of warrants liability	5,188	(9,375)
Warrants liability as at March 31, 2022	$ 8,314	$ 3,126